Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2017
Cost
As at 1 January 2017	4,847	4,927	204	1,708	551	12,237
Additions and disposals	-	662	16	(15)	13	676
Exchange and other movements	(88)	(88)	207	(146)	(45)	(160)
As at 31 December 2017	4,759	5,501	427	1,547	519	12,753
Accumulated amortisation and impairment
As at 1 January 2017	(930)	(1,864)	(143)	(1,231)	(343)	(4,511)
Disposals	-	207	10	15	24	256
Amortisation charge	-	(546)	(32)	(101)	(36)	(715)
Impairment charge	-	(52)	-	-	-	(52)
Exchange and other movements	70	60	(148)	108	28	118
As at 31 December 2017	(860)	(2,195)	(313)	(1,209)	(327)	(4,904)
Net book value	3,899	3,306	114	338	192	7,849
2016
Cost
As at 1 January 2016	5,603	4,112	542	1,665	703	12,625
Additions and disposals	(77)	955	2	59	78	1,017
Exchange and other movements	(679)	(140)	(340)	(16)	(230)	(1,405)
As at 31 December 2016	4,847	4,927	204	1,708	551	12,237
Accumulated amortisation and impairment
As at 1 January 2016	(998)	(1,634)	(212)	(1,081)	(478)	(4,403)
Disposals	77	46	1	14	12	150
Amortisation charge	-	(476)	(36)	(129)	(29)	(670)
Impairment charge	-	(72)	(1)	-	(1)	(74)
Exchange and other movements	(9)	272	105	(35)	153	486
As at 31 December 2016	(930)	(1,864)	(143)	(1,231)	(343)	(4,511)
Net book value	3,917	3,063	61	477	208	7,726

Goodwill
	2017	2016
	£m	£m
Barclays UK	3,574	3,556
Barclays International	325	361
Total net book value of goodwill	3,899	3,917